NON-CONTROLLING INTERESTS - Summary of Perpetual Subordinated Notes (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	6.0
Interest expense	$ 1,988	$ 1,627	$ 1,224
4.63% Perpetual Subordinated Notes
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	14.0
Borrowings, interest rate	4.63%
Earliest permitted redemption date	April 2026
Interest expense	$ 16	16
Carrying value of non-controlling interests	$ 340	340
4.88% Perpetual Subordinated Notes
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	10.4
Borrowings, interest rate	4.88%
Earliest permitted redemption date	December 2026
Interest expense	$ 13	13
Carrying value of non-controlling interests	$ 252	252
7.25% Perpetual Subordinated Notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate	7.25%
Earliest permitted redemption date	March 2029
Interest expense	$ 8	0
Carrying value of non-controlling interests	$ 145	0
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	30.4
Borrowings, interest rate				7.25%
Interest expense	$ 37	29
Carrying value of non-controlling interests	$ 737	$ 592